FAIR VALUE OF FINANCIAL INSTRUMENTS - (Schedule of changes in the fair value of the contingent consideration) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair value as of December 31, 2024	$ 0
Contingent consideration related to acquisition	19,553
Revaluation of acquisition-related contingent consideration	587	$ 0	$ 0
Fair value as of December 31, 2025	$ 20,140	$ 0